CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustment, net of income tax (recovery) expense	$ 275	$ (17)	$ 210	$ (83)